Derivative Liability (Details Narrative) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2019	Dec. 31, 2018
Derivative liability	$ 1,715,864	$ 1,930,235	$ 1,111,879		$ 42,104
2018 Note [Member]
Derivative liability				$ 42,104